Common Stock and Warrants	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 6. Common Stock and Warrants

Common Stock

At December 31, 2017, the Company had 500,000,000 authorized shares of common stock with a par value of $0.00001 per share, 76,145,418 shares of common stock outstanding and 19,338,572 shares reserved for issuance under the Company’s 2013 Long-Term Incentive Plan (the “2013 Plan”) as adopted and approved by the Company’s Board of Directors (the “Board”) on June 20, 2013 that provides for the grant of stock options to employees, directors, officers and consultants. See “Note 7. Stock Options” for further discussion.

During the year ended December 31, 2017, the Company had the following common stock related transactions:

·	On October 16, 2017, the Company completed a self-directed offering of 920,000 shares of the Company common stock at a price of $2.50 per share for $2,300,000 in aggregate proceeds (the “October 2017 Private Placement”). Additionally, each purchaser, in a concurrent private placement, received one stock purchase warrant for each share of stock purchased for no additional consideration (the "Series H Warrant"). Each Series H Warrant is exercisable at a price of $2.75 per share for a period of five years. The warrants may be exercised on a cashless basis. The relative fair value of the common stock was estimated to be $1,309,458. The relative fair value of the Series H Warrants was estimated to be $990,542 as determined based on the relative fair value allocation of the proceeds received. The Series H Warrants were valued using the Black-Scholes option pricing model using the following variables: market price of common stock - $3.10 per share; exercise price of $2.75; estimated volatility – 98.25%; 5-year risk free interest rate – 1.95%; expected dividend rate - 0% and expected life - 5 years.

·	On July 21, 2017, the Company completed a self-directed offering of 460,250 units of the Company's equity securities (the "Units") at a price of $2.44 per unit for $1,122,610 in aggregate proceeds (the “July 2017 Private Placement”). Each unit consists of (a) one share of common stock and one Series G Stock Purchase Warrant (the “Series G Warrants”) allowing the holder to purchase one share of the Company’s common stock at a price of $2.68 per share for a period of five years. The warrants may be exercised on a cashless basis. The relative fair value of the common stock was estimated to be $634,782. The relative fair value of the Series G Warrants was estimated to be $487,828 as determined based on the relative fair value allocation of the proceeds received. The Series G Warrants were valued using the Black-Scholes option pricing model using the following variables: market price of common stock - $2.92 per share; estimated volatility – 102.23%; 5-year risk free interest rate – 1.81%; expected dividend rate - 0% and expected life - 5 years.

·	On June 28, 2017, KCC exercised 114,493 Series F Warrants for $3.01 per share resulting in the issuance of 114,493 shares of common stock and proceeds of $344,624.

·	March 1, 2017, KCC exercised 1,326,087 Series B Warrants and 3,500,000 Series C Warrants, on a cashless basis, resulting in the issuance of 4,273,831 shares of common stock.

·	On February 17, 2017, Thomas Bold, the Company’s President, CEO and Interim Chief Financial Officer exercised options to purchase up to 40,000 shares, on a cashless basis, resulting in the issuance of 34,296 shares of common stock.

·	On February 10, 2017, Joseph Sierchio, a member of the Company’s board of directors, exercised options to purchase up to 70,000 shares, on a cashless basis, resulting in the issuance of 38,642 shares of common stock.

·	On February 2, 2017, Kenneth Kirkland, a member of the Company’s board of directors, exercised options to purchase up to 40,000 shares, on a cashless basis, resulting in the issuance of 29,642 shares of common stock.

·	On January 10, 2017, Dr. Gerlach exercised a Series A Warrant to purchase up to 240,000 shares, on a cashless basis, resulting in the issuance of 204,571 shares of common stock.

During the year ended December 31, 2016, the Company had the following common stock related transactions:

·	issued 100,000 shares of common stock, upon the exercise of a Series D Warrant at an exercise price of $1.10 per share resulting in $110,001 of proceeds to the Company.

·	issued 2,173,913 shares of common stock to KCC on February 2, 2016, upon the exercise of a portion of its Series B Warrant at an exercise price of $0.46 per share resulting in $1,000,000 of proceeds to the Company.

·	issued 13,846 shares of common stock upon the cashless exercise of an option to purchase 20,000 shares by Joseph Sierchio, a director.

Warrants

The following table summarizes information about warrants outstanding at December 31, 2017 and 2016:

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
	December 31,	December 31,	Exercise
Description	2017	2016	Price	Expiration
Series A	720,000	960,000	$0.35	July 12, 2019
Series B	-	1,326,087	$0.46	November 29, 2018
Series C	-	3,500,000	$0.49	November 29, 2018
Series D	910,000	910,000	$1.10	June 5, 2020
Series E	584,416	584,416	$1.54	September 8, 2021
Series F	14,492	-	$3.45	February 23, 2022 & March 9, 2022
Series G	460,250	-	$2.68	July 21, 2022
Series H	920,000	-	$2.75	October 16, 2022
Total	3,609,158	7,280,503

As consideration for the CellMistTM System and services performed in connection therewith, the Company issued to Dr. Gerlach a Series A Stock Purchase Warrant entitling him to purchase 1,200,000 shares of the Company’s common stock at an exercise price of $0.35 per share. Pursuant to the terms of the Amended APA, the Series A Warrant will vest in five equal installments of 240,000 shares on each of July 12, 2014, July 12, 2015, July 12, 2016, July 12, 2017 and July 12, 2018. On August 5, 2015, Dr. Gerlach exercised a Series A Warrant to purchase up to 240,000 shares on a cashless basis and the Company issued him 196,812 shares of common stock. On January 10, 2017, Dr. Gerlach exercised a Series A Warrant to purchase up to 240,000 shares on a cashless basis and the Company issued him 204,571 shares of common stock.

A Series B Warrant with an exercise price of $0.46 to purchase 3,500,000 shares of common stock was issued on November 29, 2013 to KCC in connection with the 11/29 Financing. On February 2, 2016, KCC exercised a portion of its Series B Warrant for 2,173,913 shares of the Company’s common stock resulting in proceeds of $1,000,000. On March 1, 2017, KCC exercised, in full, on a cashless basis, the remaining 1,326,087 Series B Warrants resulting in the issuance of 1,181,194 shares of common stock.

A Series C Warrant with an exercise price of $0.49, to purchase 3,500,000 shares of common stock was issued on November 29, 2013 to KCC in connection with a financing. On March 1, 2017, KCC exercised, in full, on a cashless basis, the 3,500,000 Series C Warrants resulting in the issuance of 3,092,637 shares of common stock.

Series D Warrants with an exercise price of $1.10 to purchase 1,010,000 shares of common stock were issued on June 5, 2015 in connection with the sale of units pursuant to a private placement. On December 6, 2016, 100,000 Series D Warrants were exercised resulting in the Company receiving $110,000 of proceeds.

A Series E Warrant to purchase 584,416 shares of common stock was issued on September 9, 2016 in connection with the Loan Agreement. See “Note 5. Debt” for further discussion.

Three Series F Warrants to purchase 128,985 shares of common stock were issued between February 22, 2017 and March 9, 2017 in connection with the February 2017 Loan Agreements. On June 28, 2017, KCC exercised 114,493 Series F Warrants for $3.01 per share resulting in the issuance of 114,493 shares of common stock and proceeds of $344,624. See “Note 5. Debt” for further discussion.

The Series G Warrants to purchase 460,250 shares of common stock were issued on July 21, 2017 in connection with the sale of units pursuant to the July 2017 Private Placement.See above for further discussion.

The Series H Warrants to purchase 920,000 shares of common stock were issued on October 16, 2017 in connection with the sale of units pursuant to the October 2017 Private Placement.See “Note 6. Common Stock and Warrants” for further discussion.